Goodwill and Other Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Roll Forward]
Goodwill, Beginning balance	$ 1,409	$ 1,435
Acquisitions	42
Dispositions	(32)	(36)
Other ( primarily Fx )	(32)	10
Goodwill, Ending balance	1,387	1,409
S&P Ratings
Goodwill [Roll Forward]
Goodwill, Beginning balance	125	130
Acquisitions	4
Dispositions	0	0
Other ( primarily Fx )	(7)	(5)
Goodwill, Ending balance	122	125
S&P Capital IQ
Goodwill [Roll Forward]
Goodwill, Beginning balance	469	457
Acquisitions	0
Dispositions	0	(3)
Other ( primarily Fx )	(17)	15
Goodwill, Ending balance	452	469
S&P DJ Indices
Goodwill [Roll Forward]
Goodwill, Beginning balance	376	380
Acquisitions	0
Dispositions	0	(4)
Other ( primarily Fx )	0	0
Goodwill, Ending balance	376	376
C&C
Goodwill [Roll Forward]
Goodwill, Beginning balance	439	468
Acquisitions	38
Dispositions	(32)	(29)
Other ( primarily Fx )	(8)	0
Goodwill, Ending balance	$ 437	$ 439